EQ Advisors TrustSM

Prospectus dated May 27, 2009

This Prospectus describes twelve (12) Portfolios* offered by EQ Advisors Trust and the Class IA and Class IB shares offered by the Trust on behalf of the Portfolios. This prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Tactical Manager Portfolios

AXA Tactical Manager 500 Portfolio-I

AXA Tactical Manager 500 Portfolio-II

AXA Tactical Manager 500 Portfolio-III

AXA Tactical Manager 400 Portfolio-I

AXA Tactical Manager 400 Portfolio-II

AXA Tactical Manager 400 Portfolio-III

AXA Tactical Manager 2000 Portfolio-I

AXA Tactical Manager 2000 Portfolio-II

AXA Tactical Manager 2000 Portfolio-III

AXA Tactical Manager International Portfolio-I

AXA Tactical Manager International Portfolio-II

AXA Tactical Manager International Portfolio-III

*	Not all of these Portfolios may be available in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and AXA Premier VIP Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Tactical Master

(77004)

EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of eighty-one (81) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of twelve (12) Portfolios of the Trust. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a non-diversified Portfolio. Information on each Portfolio, including its investment objectives, investment strategies and investment risks, can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to (i) insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies; (ii) The 401(k) Plan sponsored by AXA Equitable (“Equitable Plan”); and (iii) other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. Shares also may be sold to other tax-qualified retirement plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract, the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio and is responsible for, among other things, developing the proprietary research model used by each Portfolio in implementing its investment strategy. Investment sub-advisers (the “Advisers”) provide the day-to-day portfolio management for portions of each Portfolio’s assets. The Manager has discretion to allocate each Portfolio’s assets among its current Advisers and may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees. In its sole discretion, the Manager may decide not to allocate any assets of a Portfolio to a particular Adviser(s).

The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multimanager Order”). If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein, L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders. More information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus.

The distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a complete description of the principal investment objectives, strategies and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

Please note that:

•

A fuller description of each of the principal risks and the benchmarks of the Portfolios is included in the section “More Information on Risks and Benchmarks” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Tactical Manager Portfolios

AXA Tactical Manager 500 Portfolio-I

AXA Tactical Manager 500 Portfolio-II

AXA Tactical Manager 500 Portfolio-III

INVESTMENT OBJECTIVE: Each Portfolio seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the Standard & Poor’s 500 Composite Stock Price Index.

THE INVESTMENT STRATEGY

Each Portfolio utilizes an investment strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market. The strategy is intended to produce better risk-adjusted returns over time than investing exclusively in a passively managed portfolio of securities. The Portfolios may be offered on a stand alone basis as investment options for Contract owners or may be offered as underlying investment options for other mutual funds advised by the Manager.

Each Portfolio generally invests approximately 50% of its net assets in the common stocks of companies included in the S&P 500 Composite Stock Price Index (the “S&P 500 Index”) in a manner that is intended to track the performance (before fees and expenses) of that index. This percentage may deviate from 0% to 100% of each Portfolio’s net assets depending on the level of volatility in the market. These investments typically represent the large-capitalization sector of the U.S. equity market. As of December 31, 2008, the market capitalization of companies in this index ranged from $489 million to $406 billion. Each Portfolio also may invest in exchange-traded funds (“ETFs”) that seek to track the S&P 500 Index and in other instruments, such as futures and options contracts, that provide exposure to the index. Each Portfolio also may invest, to a limited extent (up to 20% of its net assets), in other types of equity securities, including preferred stocks, warrants and convertible securities, of companies included in the S&P 500 Index as well as in common stocks, preferred stocks, warrants and convertible securities of companies that are not included in the S&P 500 Index.

The remaining portion of each Portfolio’s assets may invest in futures, index options, exchange-traded and over-the-counter options, options on futures and options on ETFs based on the S&P 500 Index or other indices or combinations of indices representative of the market for equity securities of large-capitalization companies. The futures and options portion of each Portfolio will be used to manage overall equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage overall exposure to the index without having to buy or sell the underlying securities that comprise the index. The use of options also permits the Portfolio to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option.

Each Portfolio uses proprietary models to implement its investment strategy. During normal market conditions, it is expected that each Portfolio will invest substantially all of its assets in long positions on the S&P 500 Index. When the models indicate that market volatility is increasing above specific thresholds set for each Portfolio, the Portfolio may limit its exposure to the S&P 500 Index either by reducing its investment in the securities that comprise the index, selling its long futures and options positions on the index, increasing cash levels and/or shorting the index. A Portfolio may achieve short exposure using a variety of techniques, including the purchase of options (including options on futures contracts) and short sales. When the models indicate that market volatility is decreasing below the thresholds set for the Portfolio, the Portfolio may increase its exposure to the S&P 500 Index through investments in securities comprising the index and through the purchase of futures and options on the index, while maintaining minimum cash levels.

The level of each Portfolio’s exposure to the S&P 500 Index generally is determined based on an assessment of market fundamentals and quantitative signals of market movement, including the level of volatility in the market as may be measured by the Chicago Board Options Exchange Volatility Index (the “VIX Index”) or another quantitative indicator of market volatility. The VIX Index is a measure of market expectations of near-term volatility based on S&P 500 Index option prices. Each Portfolio will decrease or increase its exposure to the S&P 500 Index based on pre-determined thresholds of market volatility as measured by the VIX Index or another quantitative indicator of market volatility. These thresholds may be different for each Portfolio and may be changed from time to time without shareholder approval. The thresholds for each Portfolio may differ based on a variety of factors, including whether the particular Portfolio is offered on a stand alone basis as an investment option for Contract owners or as an investment option for other funds advised by the Manager that invest in the Portfolio as part of an investment strategy to manage the overall volatility of the investing fund’s portfolio. During periods of extremely high market volatility, it is possible that a Portfolio could have zero or negative exposure to the S&P 500 Index. During periods of unusually low market volatility, it is possible that a Portfolio could have 100% or more exposure to the S&P 500 Index. This investment strategy is intended to reduce the overall risk of investing in the equity securities of companies represented in the S&P 500 Index, but may result in a Portfolio underperforming that index during certain periods. Each Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Each Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. Each Portfolio may be considered to be non-diversified primarily because it may invest a significant portion of its assets in options and futures contracts, the issuers of which could be deemed to be the exchanges on which the options or futures contracts are traded. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, and if the

EQ Advisors Trust	About the investment portfolios	5

Tactical Manager Portfolios (continued)

securities in which a Portfolio invests perform poorly, the Portfolio could incur greater losses than if its investments were diversified among a larger number of issuers or counterparties. In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company. As a defensive measure in response to adverse market, economic, political or other conditions and for cash management purposes, each Portfolio also may invest without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents. To the extent that a Portfolio takes a temporary defensive position, it may not be pursuing its investment goal. Each Portfolio also may invest in ETFs and derivatives as a means of obtaining equity exposure.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects Advisers to manage each Portfolio’s assets. These key factors include, but are not limited to, the Adviser’s reputation, organizational stability, investment personnel, long-term performance, investment philosophy and style and correlation with other Advisers retained for other allocated portions of the Portfolio. AXA Equitable normally allocates each Portfolio’s assets to at least two Advisers. AXA Equitable monitors the Advisers and may dismiss, replace or appoint Advisers, subject to certain conditions and the approval of the Trust’s Board of Trustees.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity and equity-linked investments; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.”

•	Adviser Selection Risk

•	Asset Class Risk

•	Derivatives Risk

    Futures and Options Risk

•	Equity Risk

•	Exchange-Traded Funds Risk

•	Indexing Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Market Risk

•	Non-Diversification Risk

•	Portfolio Management Risk

•	Portfolio Turnover Risk

•	Security Risk

•	Security Selection Risk

•	Short Sales Risk

PORTFOLIO PERFORMANCE

The inception date for each Portfolio is May 27, 2009. Information about Portfolio performance is not provided because, as of the date of this Prospectus, the Portfolios did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio. There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
AXA Tactical Manager 500 Portfolio-I AXA Tactical Manager 500 Portfolio-II AXA Tactical Manager 500 Portfolio-III	Class IA	Class IB
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses††	0.35%	0.35%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Less Fee Waiver/Expense Reimbursement*	–0.10%	–0.10%
Net Annual Portfolio Operating Expenses*	0.70%	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2011.
††	Based on estimated amounts for the current fiscal year.
*	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of each Portfolio until April 30, 2011 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2011. For more information on the Expense Limitation Agreement, see “Management of the Trust — Expense Limitation Agreement.”

6	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA	Class IB
1 Year	$72	$97
3 Years	$245	$324

WHO MANAGES THE PORTFOLIOS

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, serves as the investment manager for each Portfolio. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

Steven M. Joenk and Alwi Chan are jointly and primarily responsible for determining the allocation of assets between the actively and passively managed portions of each Portfolio, overseeing the models used to manage the Portfolios, selecting and monitoring the Advisers for the Portfolios, and ensuring that asset allocations are consistent with the guidelines that have been approved by the Trust’s Board of Trustees.

Steven M. Joenk is President of AXA FMG and has held this position since 2004. Mr. Joenk also has served as Trustee and Chairman of the Trust’s Board of Trustees since 2004 and as the Trust’s Chief Executive Officer and President since 2002.

Alwi Chan is a Vice President of AXA FMG and has held this position since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the portion of each Portfolio managed by AllianceBernstein are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools.

Judith DeVivo is primarily responsible for day-to-day management of the portion of each Portfolio managed by AllianceBernstein. Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes, including the S&P 500, S&P MidCap 400, MSCI EAFE and Russell 2000® in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2008, BlackRock Investment and its affiliates had approximately $1.3 trillion in assets under management.

Debra L. Jelilian is primarily responsible for the day-to-day management of the portion of each Portfolio managed by BlackRock Investment. Ms. Jelilian is a Managing Director of BlackRock Inc., prior to which she served as a Director of BlackRock (2006-2009) and a Director of Merrill Lynch Investment Managers, L.P. (1999-2006). Ms. Jelilian has more than 5 years of portfolio management responsibility.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	7

Tactical Manager Portfolios (continued)

AXA Tactical Manager 400 Portfolio-I

AXA Tactical Manager 400 Portfolio-II

AXA Tactical Manager 400 Portfolio-III

INVESTMENT OBJECTIVE: Each Portfolio seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the Standard & Poor’s MidCap 400 Index.

THE INVESTMENT STRATEGY

Each Portfolio utilizes an investment strategy that combines a passive investment index style focused on equity securities of mid-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market. The strategy is intended to produce better risk-adjusted returns over time than investing exclusively in a passively managed portfolio of securities. The Portfolios may be offered on a stand alone basis as investment options for Contract owners or may be offered as underlying investment options for other mutual funds advised by the Manager.

Each Portfolio generally invests approximately 50% of its net assets in the common stocks of companies included in the S&P MidCap 400 Index (the “S&P 400 Index”) in a manner that is intended to track the performance (before fees and expenses) of that index. This percentage may deviate from 0% to 100% of each Portfolio’s net assets depending on the level of volatility in the market. These investments typically represent the mid-capitalization sector of the U.S. equity market. As of December 31, 2008, the market capitalization of companies in this index ranged from $104 million to $5 billion. Each Portfolio also may invest in exchange-traded funds (“ETFs”) that seek to track the S&P 400 Index and in other instruments, such as futures and options contracts, that provide exposure to the index. Each Portfolio also may invest, to a limited extent (up to 20% of its net assets), in other types of equity securities, including preferred stocks, warrants and convertible securities, of companies included in the S&P 400 Index as well as in common stocks, preferred stocks, warrants and convertible securities of companies that are not included in the S&P 400 Index.

The remaining portion of each Portfolio’s assets may invest in futures, index options, exchange-traded and over-the-counter options, options on futures and options on ETFs based on the S&P 400 Index or other indices or combinations of indices representative of the market for equity securities of mid-capitalization companies. The futures and options portion of each Portfolio will be used to manage overall equity exposure. Futures and options can provide exposure to the performance of an index without buying the underlying securities comprising the index. They also provide a means to manage overall exposure to the index without having to buy or sell the underlying securities that comprise the index. The use of options also permits the Portfolio to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option.

Each Portfolio uses proprietary models to implement its investment strategy. During normal market conditions, it is expected that each Portfolio will invest substantially all of its assets in long positions on the S&P 400 Index. When the models indicate that market volatility is increasing above specific thresholds set for each Portfolio, the Portfolio may limit its exposure to the S&P 400 Index either by reducing its investment in the securities that comprise the index, selling its long futures and options positions on the index, increasing cash levels and/or shorting the index. A Portfolio may achieve short exposure using a variety of techniques, including the purchase of options (including options on futures contracts) and short sales. When the models indicate that market volatility is decreasing below the thresholds set for the Portfolio, the Portfolio may increase its exposure to the S&P 400 Index through investments in securities comprising the index and through the purchase of futures and options on the index, while maintaining minimum cash levels.

The level of each Portfolio’s exposure to the S&P 400 Index generally is determined based on an assessment of market fundamentals and quantitative signals of market movement, including the level of volatility in the market as may be measured by the Chicago Board Options Exchange Volatility Index (the “VIX Index”) or another quantitative indicator of market volatility. The VIX Index is a measure of market expectations of near-term volatility based on S&P 500 Index option prices. Each Portfolio will decrease or increase its exposure to the S&P 400 Index based on pre-determined thresholds of market volatility as measured by the VIX Index or another quantitative indicator of market volatility. These thresholds may be different for each Portfolio and may be changed from time to time without shareholder approval. The thresholds for each Portfolio may differ based on a variety of factors, including whether the particular Portfolio is offered on a stand alone basis as an investment option for Contract owners or as an investment option for other funds advised by the Manager that invest in the Portfolio as part of an investment strategy to manage the overall volatility of the investing fund’s portfolio. During periods of extremely high market volatility, it is possible that a Portfolio could have zero or negative exposure to the S&P 400 Index. During periods of unusually low market volatility, it is possible that a Portfolio could have 100% or more exposure to the S&P 400 Index. This investment strategy is intended to reduce the overall risk of investing in the equity securities of companies represented in the S&P 400 Index, but may result in a Portfolio underperforming that index during certain periods. Each Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Each Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. Each Portfolio may be considered to be non-diversified primarily because it may invest a significant portion of its assets in options and futures contracts, the issuers of which could be deemed to be the exchanges on which the options or futures contracts are traded. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, and if the

8	About the investment portfolios	EQ Advisors Trust

securities in which a Portfolio invests perform poorly, the Portfolio could incur greater losses than if its investments were diversified among a larger number of issuers or counterparties. In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company. As a defensive measure in response to adverse market, economic, political or other conditions and for cash management purposes, each Portfolio also may invest without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents. To the extent that a Portfolio takes a temporary defensive position, it may not be pursuing its investment goal. Each Portfolio also may invest in ETFs and derivatives as a means of obtaining equity exposure.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects Advisers to manage each Portfolio’s assets. These key factors include, but are not limited to, the Adviser’s reputation, organizational stability, investment personnel, long-term performance, investment philosophy and style and correlation with other Advisers retained for other allocated portions of the Portfolio. AXA Equitable normally allocates each Portfolio’s assets to at least two Advisers. AXA Equitable monitors the Advisers and may dismiss, replace or appoint Advisers, subject to certain conditions and the approval of the Trust’s Board of Trustees.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity and equity-linked investments; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.”

•	Adviser Selection Risk

•	Asset Class Risk

•	Derivatives Risk

    Futures and Options Risk

•	Equity Risk

•	Exchange-Traded Funds Risk

•	Indexing Risk

•	Leveraging Risk

•	Market Risk

•	Mid-Cap Company Risk

•	Non-Diversification Risk

•	Portfolio Management Risk

•	Portfolio Turnover Risk

•	Security Risk

•	Security Selection Risk

•	Short Sales Risk

PORTFOLIO PERFORMANCE

The inception date for each Portfolio is May 27, 2009. Information about Portfolio performance is not provided because, as of the date of this Prospectus, the Portfolios did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio. There are no fees or charges to buy or sell shares of a Portfolio, reinvest dividends or exchange into other Portfolios. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
AXA Tactical Manager 400 Portfolio-I AXA Tactical Manager 400 Portfolio-II AXA Tactical Manager 400 Portfolio-III	Class IA	Class IB
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses††	0.35%	0.35%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Less Fee Waiver/Expense Reimbursement*	–0.10%	–0.10%
Net Annual Portfolio Operating Expenses*	0.70%	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2011.
††	Based on estimated amounts for the current fiscal year.
*	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of each Portfolio until April 30, 2011 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2011. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

EQ Advisors Trust	About the investment portfolios	9

Tactical Manager Portfolios (continued)

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA	Class IB
1 Year	$72	$97
3 Years	$245	$324

WHO MANAGES THE PORTFOLIOS

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, serves as the investment manager for each Portfolio. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

Steven M. Joenk and Alwi Chan are jointly and primarily responsible for determining the allocation of assets between the actively and passively managed portions of each Portfolio, overseeing the models used to manage the Portfolios, selecting and monitoring the Advisers for the Portfolios, and ensuring that asset allocations are consistent with the guidelines that have been approved by the Trust’s Board of Trustees.

Steven M. Joenk is President of AXA FMG and has held this position since 2004. Mr. Joenk also has served as Trustee and Chairman of the Trust’s Board of Trustees since 2004 and as the Trust’s Chief Executive Officer and President since 2002.

Alwi Chan is a Vice President of AXA FMG and has held this position since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the portion of each Portfolio managed by AllianceBernstein are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools.

Judith DeVivo is primarily responsible for day-to-day management of the portion of each Portfolio managed by AllianceBernstein. Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes, including the S&P 500, S&P MidCap 400, MSCI EAFE and Russell 2000® in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2008, BlackRock Investment and its affiliates had approximately $1.3 trillion in assets under management.

Debra L. Jelilian is primarily responsible for the day-to-day management of the portion of each Portfolio managed by BlackRock Investment. Ms. Jelilian is a Managing Director of BlackRock Inc., prior to which she served as a Director of BlackRock (2006-2009) and a Director of Merrill Lynch Investment Managers, L.P. (1999-2006). Ms. Jelilian has more than 5 years of portfolio management responsibility.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

10	About the investment portfolios	EQ Advisors Trust

AXA Tactical Manager 2000 Portfolio-I

AXA Tactical Manager 2000 Portfolio-II

AXA Tactical Manager 2000 Portfolio-III

INVESTMENT OBJECTIVE: Each Portfolio seeks a total return that exceeds that of the 3-month U.S. Treasury Bill by investing in a combination of long and short positions based on securities included in the Russell 2000® Index.

THE INVESTMENT STRATEGY

Each Portfolio utilizes an investment strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market. The strategy is intended to produce better risk-adjusted returns over time than investing exclusively in a passively managed portfolio of securities. The Portfolios may be offered on a stand alone basis as investment options for Contract owners or may be offered as underlying investment options for other mutual funds advised by the Manager.

Each Portfolio generally invests approximately 50% of its net assets in the common stocks of companies included in the Russell 2000® Index in a manner that is intended to track the performance (before fees and expenses) of that index. This percentage may deviate from 0% to 100% of each Portfolio’s net assets depending on the level of volatility in the market. These investments typically represent the small-capitalization sector of the U.S. equity market. As of December 31, 2008, the market capitalization of companies in this index ranged from $8 million to $3 billion. Each Portfolio also may invest in exchange-traded funds (“ETFs”) that seek to track the Russell 2000® Index and in other instruments, such as futures and options contracts, that provide exposure to the index. Each Portfolio also may invest, to a limited extent (up to 20% of its net assets), in other types of equity securities, including preferred stocks, warrants and convertible securities, of companies included in the Russell 2000® Index as well as in common stocks, preferred stocks, warrants and convertible securities of companies that are not included in the Russell 2000® Index.

The remaining portion of each Portfolio’s assets may invest in futures, index options, exchange-traded and over-the-counter options, options on futures and options on ETFs based on the Russell 2000® Index or other indices or combinations of indices representative of the market for equity securities of mid-capitalization companies. The futures and options portion of each Portfolio will be used to manage overall equity exposure. Futures and options can provide exposure to the performance of an index without buying the underlying securities comprising the index. They also provide a means to manage overall exposure to the index without having to buy or sell the underlying securities that comprise the index. The use of options also permits the Portfolio to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option.

Each Portfolio uses proprietary models to implement its investment strategy. During normal market conditions, it is expected that each Portfolio will invest substantially all of its assets in long positions on the Russell 2000® Index. When the models indicate that market volatility is increasing above specific thresholds set for each Portfolio, the Portfolio may limit its exposure to the Russell 2000® Index either by reducing its investment in the securities that comprise the index, selling its long futures and options positions on the index, increasing cash levels and/or shorting the index. A Portfolio may achieve short exposure using a variety of techniques, including the purchase of options (including options on futures contracts) and short sales. When the models indicate that market volatility is decreasing below the thresholds set for the Portfolio, the Portfolio may increase its exposure to the Russell 2000® Index through investments in securities comprising the index and through the purchase of futures and options on the index, while maintaining minimum cash levels.

The level of each Portfolio’s exposure to the Russell 2000® Index generally is determined based on an assessment of market fundamentals and quantitative signals of market movement, including the level of volatility in the market as may be measured by the Chicago Board Options Exchange Volatility Index (the “VIX Index”) or another quantitative indicator of market volatility. The VIX Index is a measure of market expectations of near-term volatility based on S&P 500 Index option prices. Each Portfolio will decrease or increase its exposure to the Russell 2000® Index based on pre-determined thresholds of market volatility as measured by the VIX Index or another quantitative indicator of market volatility. These thresholds may be different for each Portfolio and may be changed from time to time without shareholder approval. The thresholds for each Portfolio may differ based on a variety of factors, including whether the particular Portfolio is offered on a stand alone basis as an investment option for Contract owners or as an investment option for other funds advised by the Manager that invest in the Portfolio as part of an investment strategy to manage the overall volatility of the investing fund’s portfolio. During periods of extremely high market volatility, it is possible that a Portfolio could have zero or negative exposure to the Russell 2000® Index. During periods of unusually low market volatility, it is possible that a Portfolio could have 100% or more exposure to the Russell 2000® Index. This investment strategy is intended to reduce the overall risk of investing in the equity securities of companies represented in the Russell 2000® Index, but may result in a Portfolio underperforming that index during certain periods. Each Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Each Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. Each Portfolio may be considered to be non-diversified primarily because it may invest a significant portion of its assets in options and futures contracts, the issuers of which could be deemed to be the exchanges on which the options or futures contracts are traded. The use of such a focused investment strategy may

EQ Advisors Trust	About the investment portfolios	11

Tactical Manager Portfolios (continued)

increase the volatility of a Portfolio’s investment performance, and if the securities in which a Portfolio invests perform poorly, the Portfolio could incur greater losses than if its investments were diversified among a larger number of issuers or counterparties. In all cases, the Portfolio intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company. As a defensive measure in response to adverse market, economic, political or other conditions and for cash management purposes, each Portfolio also may invest without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents. To the extent that a Portfolio takes a temporary defensive position, it may not be pursuing its investment goal. Each Portfolio also may invest in ETFs and derivatives as a means of obtaining equity exposure.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects Advisers to manage each Portfolio’s assets. These key factors include, but are not limited to, the Adviser’s reputation, organizational stability, investment personnel, long-term performance, investment philosophy and style and correlation with other Advisers retained for other allocated portions of the Portfolio. AXA Equitable normally allocates each Portfolio’s assets to at least two Advisers. AXA Equitable monitors the Advisers and may dismiss, replace or appoint Advisers, subject to certain conditions and the approval of the Trust’s Board of Trustees.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity and equity-linked investments; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.”

•	Adviser Selection Risk

•	Asset Class Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Exchange-Traded Funds Risk

•	Indexing Risk

•	Leveraging Risk

•	Market Risk

•	Non-Diversification Risk

•	Portfolio Management Risk

•	Portfolio Turnover Risk

•	Security Risk

•	Security Selection Risk

•	Short Sales Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The inception date for each Portfolio is May 27, 2009. Information about Portfolio performance is not provided because, as of the date of this Prospectus, the Portfolios did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio. There are no fees or charges to buy or sell shares of a Portfolio, reinvest dividends or exchange into other Portfolios. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
AXA Tactical Manager 2000 Portfolio-I AXA Tactical Manager 2000 Portfolio-II AXA Tactical Manager 2000 Portfolio-III	Class IA	Class IB
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses††	0.35%	0.35%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Less Fee Waiver/Expense Reimbursement*	–0.10%	–0.10%
Net Annual Portfolio Operating Expenses*	0.70%	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2011.
††	Based on estimated amounts for the current fiscal year.
*	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of each Portfolio until April 30, 2011 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2011. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

12	About the investment portfolios	EQ Advisors Trust

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA	Class IB
1 Year	$72	$97
3 Years	$245	$324

WHO MANAGES THE PORTFOLIOS

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, serves as the investment manager for each Portfolio. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

Steven M. Joenk and Alwi Chan are jointly and primarily responsible for determining the allocation of assets between the actively and passively managed portions of each Portfolio, overseeing the models used to manage the Portfolios, selecting and monitoring the Advisers for the Portfolios, and ensuring that asset allocations are consistent with the guidelines that have been approved by the Trust’s Board of Trustees.

Steven M. Joenk is President of AXA FMG and has held this position since 2004. Mr. Joenk also has served as Trustee and Chairman of the Trust’s Board of Trustees since 2004 and as the Trust’s Chief Executive Officer and President since 2002.

Alwi Chan is a Vice President of AXA FMG and has held this position since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the portion of each Portfolio managed by AllianceBernstein are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools.

Judith DeVivo is primarily responsible for day-to-day management of the portion of each Portfolio managed by AllianceBernstein. Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes, including the S&P 500, S&P MidCap 400, MSCI EAFE and Russell 2000® in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2008, BlackRock Investment and its affiliates had approximately $1.3 trillion in assets under management.

Debra L. Jelilian is primarily responsible for the day-to-day management of the portion of each Portfolio managed by BlackRock Investment. Ms. Jelilian is a Managing Director of BlackRock Inc., prior to which she served as a Director of BlackRock (2006-2009) and a Director of Merrill Lynch Investment Managers, L.P. (1999-2006). Ms. Jelilian has more than 5 years of portfolio management responsibility.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	13

Tactical Manager Portfolios (continued)

AXA Tactical Manager International Portfolio-I

AXA Tactical Manager International Portfolio-II

AXA Tactical Manager International Portfolio-III

INVESTMENT OBJECTIVE: Each Portfolio seeks a total return that exceeds that of the 3-month U.S. Treasury Bill.

THE INVESTMENT STRATEGY

Each Portfolio utilizes an investment strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market. The strategy is intended to produce better risk-adjusted returns over time than investing exclusively in a passively managed portfolio of securities. The Portfolios may be offered on a stand alone basis as investment options for Contract owners or may be offered as underlying investment options for other mutual funds advised by the Manager.

Each Portfolio generally invests approximately 50% of its net assets in the common stocks of companies included in the MSCI EAFE® Index (Europe, Australasia, Far East) (the “EAFE Index”) in a manner that is intended to track the performance (before fees and expenses) of that index. This percentage may deviate from 0% to 100% of each Portfolio’s net assets depending on the level of volatility in the market. These investments typically are representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. Each Portfolio also may invest in exchange-traded funds (“ETFs”) that seek to track the EAFE Index and in other instruments, such as futures and options contracts, that provide exposure to the index. Each Portfolio also may invest, to a limited extent (up to 20% of its net assets), in other types of equity securities, including preferred stocks, warrants and convertible securities, of companies included in the EAFE Index as well as in common stocks, preferred stocks, warrants and convertible securities of companies that are not included in the EAFE Index.

The remaining portion of each Portfolio’s assets may invest in futures, index options, exchange-traded and over-the-counter options, options on futures and options on ETFs based on the EAFE Index or other indices or combinations of indices representative of the market for equity securities of companies located in countries included in the EAFE Index. The futures and options portion of each Portfolio will be used to manage overall equity exposure. Futures and options can provide exposure to the performance of the EAFE Index without buying the underlying securities comprising the index. They also provide a means to manage overall exposure to the index without having to buy or sell the underlying securities that comprise the index. The use of options also permits the Portfolio to diversify its investments and seek performance enhancement, while putting at risk only the premium paid for the option.

Each Portfolio uses proprietary models to implement its investment strategy. During normal market conditions, it is expected that each Portfolio will invest substantially all of its assets in long positions on the EAFE Index. When the models indicate that market volatility is increasing above specific thresholds set for each Portfolio, the Portfolio may limit its exposure to the EAFE Index either by reducing its investment in the securities that comprise the index, selling its long futures and options positions on the index, increasing cash levels and/or shorting the index. A Portfolio may achieve short exposure using a variety of techniques, including the purchase of options (including options on futures contracts) and short sales. When the models indicate that market volatility is decreasing below the thresholds set for the Portfolio, the Portfolio may increase its exposure to the EAFE Index through investments in securities comprising the index and through the purchase of futures and options on the index, while maintaining minimum cash levels.

The level of each Portfolio’s exposure to the EAFE Index generally is determined based on an assessment of market fundamentals and quantitative signals of market movement, including the level of volatility in the market as may be measured by the Chicago Board Options Exchange Volatility Index (the “VIX Index”) or another quantitative indicator of market volatility. The VIX Index is a measure of market expectations of near-term volatility based on S&P 500 Index option prices. Each Portfolio will decrease or increase its exposure to the EAFE Index based on pre-determined thresholds of market volatility as measured by the VIX Index or another quantitative indicator of market volatility. These thresholds may be different for each Portfolio and may be changed from time to time without shareholder approval. The thresholds for each Portfolio may differ based on a variety of factors, including whether the particular Portfolio is offered on a stand alone basis as an investment option for Contract owners or as an investment option for other funds advised by the Manager that invest in the Portfolio as part of an investment strategy to manage the overall volatility of the investing fund’s portfolio. During periods of extremely high market volatility, it is possible that a Portfolio could have zero or negative exposure to the EAFE Index. During periods of unusually low market volatility, it is possible that a Portfolio could have 100% or more exposure to the EAFE Index. This investment strategy is intended to reduce the overall risk of investing in the equity securities of companies represented in the EAFE Index, but may result in a Portfolio underperforming that index during certain periods. Each Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Each Portfolio is a non-diversified portfolio, which means that it may invest in a limited number of issuers. Each Portfolio may be considered to be non-diversified primarily because it may invest a significant portion of its assets in options and futures contracts, the issuers of which could be deemed to be the exchanges on which the options or futures contracts are traded. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, and if the securities in which a Portfolio invests perform poorly, the Portfolio could incur greater losses than if its investments were diversified among a larger number of issuers or counterparties. In all cases, the Portfolio

14	About the investment portfolios	EQ Advisors Trust

intends to be diversified for federal income tax purposes so that it can qualify as a regulated investment company. As a defensive measure in response to adverse market, economic, political or other conditions and for cash management purposes, each Portfolio also may invest without limitation in cash and U.S. government securities, money market instruments and prime quality cash equivalents. To the extent that a Portfolio takes a temporary defensive position, it may not be pursuing its investment goal. Each Portfolio also may invest in ETFs and derivatives as a means of obtaining equity exposure.

Utilizing a due diligence process covering a number of key factors, AXA Equitable selects Advisers to manage each Portfolio’s assets. These key factors include, but are not limited to, the Adviser’s reputation, organizational stability, investment personnel, long-term performance, investment philosophy and style and correlation with other Advisers retained for other allocated portions of the Portfolio. AXA Equitable normally allocates each Portfolio’s assets to at least two Advisers. AXA Equitable monitors the Advisers and may dismiss, replace or appoint Advisers, subject to certain conditions and the approval of the Trust’s Board of Trustees.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity and equity-linked investments; therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus entitled “More Information on Risks and Benchmarks.”

•	Adviser Selection Risk

•	Asset Class Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Exchange-Traded Funds Risk

•	Foreign Securities Risk

Currency Risk

Depository Receipts Risk

Emerging Markets Risk

Geographic Risk

Political/Economic Risk

Regulatory Risk

Settlement Risk

Transaction Costs Risk

•	Indexing Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Market Risk

•	Non-Diversification Risk

•	Portfolio Management Risk

•	Portfolio Turnover Risk

•	Security Risk

•	Security Selection Risk

•	Short Sales Risk

PORTFOLIO PERFORMANCE

The inception date for each Portfolio is May 27, 2009. Information about Portfolio performance is not provided because, as of the date of this Prospectus, the Portfolios did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio. There are no fees or charges to buy or sell shares of a Portfolio, reinvest dividends or exchange into other Portfolios. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
AXA Tactical Manager International Portfolio-I AXA Tactical Manager International Portfolio-II AXA Tactical Manager International Portfolio-III	Class IA	Class IB
Management Fee	0.45%	0.45%
Distribution and/or Service Fees (12b-1 fees)†	None	0.25%
Other Expenses††	0.35%	0.35%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Less Fee Waiver/Expense Reimbursement*	–0.10%	–0.10%
Net Annual Portfolio Operating Expenses*	0.70%	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to each Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2011.
††	Based on estimated amounts for the current fiscal year.
*

Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of each Portfolio until April 30, 2011 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Total Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which

EQ Advisors Trust	About the investment portfolios	15

Tactical Manager Portfolios (continued)

the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2011. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA	Class IB
1 Year	$72	$97
3 Years	$245	$324

WHO MANAGES THE PORTFOLIOS

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, serves as the investment manager for each Portfolio. As of December 31, 2008, AXA Equitable had approximately $90 billion in assets under management.

Steven M. Joenk and Alwi Chan are jointly and primarily responsible for determining the allocation of assets between the actively and passively managed portions of each Portfolio, overseeing the models used to manage the Portfolios, selecting and monitoring the Advisers for the Portfolios, and ensuring that asset allocations are consistent with the guidelines that have been approved by the Trust’s Board of Trustees.

Steven M. Joenk is President of AXA FMG and has held this position since 2004. Mr. Joenk also has served as Trustee and Chairman of the Trust’s Board of Trustees since 2004 and as the Trust’s Chief Executive Officer and President since 2002.

Alwi Chan is a Vice President of AXA FMG and has held this position since 2007. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2008, AllianceBernstein had approximately $462 billion in assets under management.

The management of and investment decisions for the portion of each Portfolio managed by AllianceBernstein are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative tools.

Judith DeVivo is primarily responsible for day-to-day management of the portion of each Portfolio managed by AllianceBernstein. Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes, including the S&P 500, S&P Mid Cap, MSCI EAFE and Russell 2000® in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

BlackRock Investment Management, LLC (“BlackRock Investment”), P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock Investment, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2008, BlackRock Investment and its affiliates had approximately $1.3 trillion in assets under management.

Debra L. Jelilian is primarily responsible for the day-to-day management of the portion of each Portfolio managed by BlackRock Investment. Ms. Jelilian is a Managing Director of BlackRock Inc., prior to which she served as a Director of BlackRock (2006-2009) and a Director of Merrill Lynch Investment Managers, L.P. (1999-2006). Ms. Jelilian has more than 5 years of portfolio management responsibility.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

16	About the investment portfolios	EQ Advisors Trust

2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks. Each Portfolio is subject to the following risks:

Adviser Selection Risk. The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk. There is the risk that the returns from the types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk. The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results. In addition, the Manager may be subject to potential conflicts of interest in connection with providing advice to the Portfolios with respect to the allocation of assets between passively and actively managed portions of the Portfolios and the development and implementation of the models used to manage the Portfolios to the extent that such advice may impact its obligations with respect to any death benefit, income benefit or other guarantees that it may provide through Contracts that offer the Portfolios (or other portfolios that invest in the Portfolios) as investment options. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Securities Lending Risk. For purposes of realizing additional income, each Portfolio may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Security Risk. The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk. The Manager or the Adviser(s) for each Portfolio selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, the Portfolio may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Convertible Securities Risk. Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

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Derivatives Risk. Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk. To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses. Additional risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures or options contract and the resulting inability to close a futures or options position prior to its maturity date.

Equity Risk. Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Exchange-Traded Funds Risk. When a Portfolio invests in ETFs, it will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Therefore, the cost of investing in the Portfolio may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds. In addition, when a Portfolio invests in an ETF, it is subject to the risks associated with the underlying securities in which that ETF invests. ETFs may also change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the ETF at a time and price that is unfavorable to the Portfolio. Most ETFs are not actively managed. An ETF invests in the securities included in, or representative of, its underlying index regardless of their investment merit or market trends. It is possible for an ETF to miss out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments. In addition, ETFs do not change their investment strategies to respond to changes in the economy. This means that an ETF may be particularly susceptible to a general decline in the market segment relating to the underlying index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance to not match the performance of its index. No ETF fully replicates its index and may hold securities not included in the index. Therefore, there is a risk that the investment strategy of the manager of an ETF may not produce the intended results. Moreover, there is the risk that an ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Fixed Income Risk. To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk. Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

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If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk. The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk. The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk. Debt securities are rated by national bond ratings agencies. Securities rated BBB by Standard & Poor’s or Baa by Moody’s Investors Service are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Mortgage-Backed Securities Risk. The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-

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backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk. A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Foreign Securities Risk. A Portfolio’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect the Portfolio’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. The value of a Portfolio’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts Risk. A Portfolio may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk. There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk. The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk. Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk. Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk. Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this

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approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Indexing Risk. Each Portfolio invests a portion of its assets in the securities included in a securities market index or substantially identical securities regardless of market trends. This portion of each Portfolio cannot modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Initial Public Offering (“IPO”) Risk. A Portfolio that purchases securities issued in an IPO is subject to the risk that the value of the securities may rise or fall more rapidly than other investments. Prior to an IPO, there is generally no public market for an issuer’s common stock. There can be no assurance that an active trading market will develop or be sustained following the IPO, therefore, the market price for the securities may be subject to significant fluctuations and a Portfolio may be affected by such fluctuations. In addition, securities issued in an IPO are often issued by a company that may be in the early stages of development with a history of little or no revenues and such company may operate at a loss following the offering. A Portfolio’s ability to obtain shares of an IPO security may be substantially limited in the event of high demand for the securities and there is no guarantee that the Portfolio will receive an allocation of shares. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. There is no guarantee that as those Portfolios’ assets grow they will continue to experience substantially similar performance by investing in IPOs.

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk. When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk. Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Non-Diversification Risk. Each Portfolio is classified as a “non-diversified” investment company, which means that the proportion of each Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each Portfolio may be considered to be non-diversified if it focuses its investments in futures and options because national securities exchanges such as the Options Clearing Corporation may be considered to be the issuer of the futures and options. The use of such a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified Portfolio. If the securities in which a Portfolio invests perform poorly, the Portfolio could incur greater losses than if the Portfolio’s investments were diversified among a larger number of issuers or counterparties.

Portfolio Turnover Risk. The Portfolios do not restrict the frequency of trading to limit expenses. The Portfolios may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio and its shareholders, which would reduce investment returns.

Short Sales Risk. A Portfolio may sell a security short by borrowing it from a third party and selling it at the then-current market price. A Portfolio is then obligated to buy the security on a later date so it can be returned to the lender. Short sales, therefore, involve the risk that the Portfolio will incur a loss by subsequently buying a security at a higher price than the price at which the Portfolio previously sold the security short. In addition, because a Portfolio’s potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Portfolio’s potential loss on a long position arises from decreases in the value of the security and, therefore, such loss is limited by the fact that a security’s value cannot drop below zero.

Small-Cap and/or Mid-Cap Company Risk. A Portfolio’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with

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larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Unseasoned Companies Risk. These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Value Investing Risk. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

MSCI EAFE® Index

Contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the index, MSCI targets at least 60% coverage of the market capitalization of each industry within each country in the EAFE index. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader EAFE index. The EAFE index assumes dividends are reinvested net of withholding taxes and does not reflect any fees and expenses.

Russell 2000® Index

An unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 10% of the total market capitalization of the Russell 3000, which in turn measures the performance of the 3,000 largest U.S. companies based on total market capitalization (representing approximately 98% of the investable U.S. equity market).

Standard & Poor’s 500 Composite Stock Index

Contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard & Poor’s to be representative of the larger capitalization portion of the U.S. stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400 Index

An unmanaged weighted index of 400 domestic stocks chosen for market size (general median market capitalization range of $104 million to $5 billion), liquidity, and industry group representation.

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3. More information on investment policies

The following is a description of the principal types of investments in which each Portfolio may invest.

Equity Securities. Each Portfolio may invest directly in equity securities, which include common stock, preferred stock, convertible securities, warrants and rights.

Futures. Each Portfolio may purchase or sell futures on securities indices. Futures are contracts to pay a fixed price for an agreed-upon amount of securities, or the cash value of the securities, on an agreed-upon date (typically the contract’s final settlement date). These are highly standardized contracts that typically are traded on futures exchanges.

Index Options. Each Portfolio also may purchase exchange-traded or over-the-counter put and call options on securities indices and put and call options on ETFs on securities indices. A securities index option and an ETF option are option contracts whose values are based on the value of a securities index at some future point in time. A securities index fluctuates with changes in the market values of the securities included in the index. Each Portfolio also may write (or sell) put and call options on securities indices for the purpose of achieving its investment objective. When writing (selling) call and put options, a Portfolio will “cover” these positions by purchasing a call or put option on the same index. The effectiveness of purchasing or writing securities index options will depend upon the extent to which price movements in the Portfolio’s investment portfolio correlate with price movements of the securities index. By writing (selling) a call option, the Portfolio forgoes, in exchange for the premium less the commission, the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

ETFs. Each Portfolio may invest in shares of ETFs that are designed to provide investment results corresponding to an index of securities. ETFs may trade at relatively modest discounts and premiums to their net asset values. However, some ETFs have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of these ETFs for extended periods or over complete market cycles. In addition, there is no assurance that the listing requirements of the various exchanges on which ETFs trade will be met to continue listing on that exchange. If substantial market or other disruptions affecting ETFs occur in the future, the liquidity and value of the assets of a Portfolio, and thus the value of the Portfolio’s shares, also could be substantially and adversely affected if a shareholder sells his or her shares in the Portfolio.

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4. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About the Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among eighty-one (81) portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA and Class IB shares of twelve (12) Portfolios. Each Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. The Manager is responsible for, among other things, determining the allocation of assets between the passively and actively managed portions of each Portfolio, overseeing the models used to manage the Portfolios, selecting and monitoring the Advisers for the Portfolios, and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board.

The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolio’s investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios (or portions thereof). The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Adviser(s). At the Manager’s sole discretion, an Adviser may not be allocated any Portfolio assets despite being named an Adviser to a Portfolio. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an Affiliated Adviser, such as AllianceBernstein L.P. or AXA Rosenberg Investment Management LLC, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services equal to an annual rate of 0.45% of the average net assets of the Portfolio.

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio pays AXA Equitable a contractual fee at an annual rate of 0.15% of the Portfolio’s

EQ Advisors Trust	Management of the Trust	25

total average net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreements with AXA Equitable and the investment advisory agreements with the Advisers with respect to the Portfolios will be available in the Trust’s Semi-Annual Report to Shareholders for the period ending June 30, 2009.

Expense Limitation Agreement

In the interest of limiting through April 30, 2011 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed 0.70% for Class IA shares and 0.95% for Class IB shares of each Portfolio.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plain-

26	Management of the Trust	EQ Advisors Trust

tiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

EQ Advisors Trust	Management of the Trust	27

5. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate the distributor for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

28	Fund distribution arrangements	EQ Advisors Trust

6. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities (e.g., the Tactical Manager International Portfolios), in securities of small- and mid-capitalization companies (e.g., the Tactical Manager 400 Portfolios and the Tactical Manager 2000 Portfolios), or in high-yield securities, tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer

EQ Advisors Trust	Buying and selling shares	29

activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

30	Buying and selling shares	EQ Advisors Trust

7. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities – based upon pricing service valuations.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s net asset value by those traders.

EQ Advisors Trust	How portfolio shares are priced	31

8. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a “look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

32	Dividends and other distributions and tax consequences	EQ Advisors Trust

9. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

EQ Advisors Trust	Glossary of terms	33

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports include performance information, a discussion of market conditions and the investment strategies that have affected the Portfolios’ performance during the most recent fiscal period.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report, request other information about a Portfolio, or make shareholder inquiries, contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2009 EQ Advisors Trust